Debt and Credit Agreements - Schedule of Outstanding Long-Term Debt (Detail) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt, Total	CAD 10,671
Long-term debt, Total	10,707	CAD 8,723
Long-term debt, Total	10,707	8,723
Add: Net unamortized debt premiums	15	17
Add: Unrealized mark-to-market loss (gain)	(2)	1
Less: Deferred debt issuance costs	(40)	(34)
Total long-term debt	10,680	8,707
Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	10,523	8,723
Great Lakes Power Transmission LP [Member]
Debt Instrument [Line Items]
Long-term debt, Total	184
4.64% Series 10 Notes Due 2016 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total		450
Floating-rate Series 27 notes due 2016 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total		50
5.18% Series 13 Notes Due 2017 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	600	600
2.78% Series 28 Notes Due 2018 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	750	750
Floating-rate Series 31 notes due 2019 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	228	228
1.48% Series 37 Notes Due 2019 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	500
4.40% Series 20 Notes Due 2020 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	300	300
1.62% Series 33 Notes Due 2020 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	350	350
1.84% Series 34 Notes Due 2021 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	500
3.20% Series 25 Notes Due 2022 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	600	600
2.77% Series 35 Notes Due 2026 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	500
7.35% Debentures Due 2030 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	400	400
6.93% Series 2 Notes Due 2032 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	500	500
6.35% Series 4 Notes Due 2034 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	385	385
5.36% Series 9 Notes Due 2036 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	600	600
4.89% Series 12 Notes Due 2037 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	400	400
6.03% Series 17 Notes Due 2039 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	300	300
5.49% Series 18 Notes Due 2040 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	500	500
4.39% Series 23 Notes Due 2041 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	300	300
6.59% Series 5 Notes Due 2043 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	315	315
4.59% Series 29 Notes Due 2043 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	435	435
4.17% Series 32 Notes Due 2044 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	350	350
5.00% Series 11 Notes Due 2046 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	325	325
3.91% Series 36 Notes Due 2046 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	350
3.72% Series 38 Notes Due 2047 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	450
4.00% Series 24 Notes Due 2051 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	225	225
3.79% Series 26 Notes Due 2062 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	310	310
4.29% Series 30 Notes Due 2064 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Total	50	50
6.6% Senior Secured Bonds due 2023 [Member] | Great Lakes Power Transmission LP [Member]
Debt Instrument [Line Items]
Long-term debt, Total	112	0
Long-term debt, Total	144
4.6% Note Payable due 2023 [Member] | Great Lakes Power Transmission LP [Member]
Debt Instrument [Line Items]
Long-term debt, Total	36	CAD 0
Long-term debt, Total	CAD 40